Finance Costs (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Summary of finance cost

	2024 US$m	2023 US$m
Interest on interest-bearing liabilities	125	112
Interest on lease liabilities	51	54
Accretion charge	145	134
Other finance costs	13	21
Less: Finance costs capitalised against qualifying assets	(187)	(184)

	147	137